Prepaid Expenses And Other Current Assets - Summary Of Prepaid Expenses And Other Current Assets (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Withholding tax receivables	$ 634,835
Prepaid expenses	272,312	203,024
Advances to suppliers	186,120	21,646
Others	9,722
Total	$ 1,102,989	$ 224,670